Provisions - Schedule of Assumptions for Other Provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2024 GBP (£)
Total £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	£ 1,916
Exchange and other adjustments	(2)
Provisions applied	(853)
Charge for the year	1,137
At 31 December	2,198
Provisions for financial commitments and guarantees £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	314
Exchange and other adjustments	(1)
Provisions applied	0
Charge for the year	(48)
At 31 December	265
Regulatory and legal provisions £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	1,014
Exchange and other adjustments	0
Provisions applied	(378)
Charge for the year	880
At 31 December	1,516
Other £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	588
Exchange and other adjustments	(1)
Provisions applied	(475)
Charge for the year	305
At 31 December	£ 417